REVENUE AND EXPENSES (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Disclosure of revenue [text block]
	Thousands of U.S. dollars
	2018	2019	2020
Revenue
Services rendered	1,818,180	1,707,286	1,412,262
Total	1,818,180	1,707,286	1,412,262

Disclosure of other operating income [text block]
	Thousands of U.S. dollars
	2018	2019	2020
Other operating income
Other operating income (a)	15,686	2,612	4,486
Grants	1,000	1,165	878
Income from indemnities and other non-recurring income	42	601	199
Gain on disposal of data center	2,265	-	-
Gains on disposal of non-current assets	384	161	11
Total	19,377	4,539	5,574

	Thousands of U.S. dollars
	2018	2019	2020
Other operating income
Other operating income (a)	15,686	2,612	4,486
Grants	1,000	1,165	878
Income from indemnities and other non-recurring income	42	601	199
Gain on disposal of data center	2,265	-	-
Gains on disposal of non-current assets	384	161	11
Total	19,377	4,539	5,574

Disclosure of expenses [text block]
	Thousands of U.S. dollars
	2018	2019	2020
Supplies
Subcontracted services	10,630	16,044	25,994
Leases	13,856	15,097	14,678
Purchases of materials	2,919	3,061	4,266
Communications	19,460	13,718	11,488
Expenses with labor unions	1,051	1,951	797
Other	22,900	16,556	15,053
Total	70,816	66,427	72,276

Disclosure of employee benefits [text block]
	Thousands of U.S. dollars
	2018	2019	2020
Employee benefit expenses
Salaries and wages	1,024,094	946,752	788,297
Social security	130,161	120,353	101,911
Supplementary pension contributions	2,840	2,972	3,111
Termination benefits	26,510	36,065	24,262
Other welfare costs	181,576	194,889	142,827
Total	1,365,181	1,301,031	1,060,408

	Thousands of U.S. dollars
	2018	2019	2020
Employee benefit expenses
Salaries and wages	1,024,094	946,752	788,297
Social security	130,161	120,353	101,911
Supplementary pension contributions	2,840	2,972	3,111
Termination benefits	26,510	36,065	24,262
Other welfare costs	181,576	194,889	142,827
Total	1,365,181	1,301,031	1,060,408

Disclosure of depreciation and amortisation expense [text block]
	Thousands of U.S. dollars
	2018	2019	2020
Depreciation and amortization
Intangible assets (Note 6)	58,679	57,226	46,981
Property, plant and equipment (Note 9)	36,566	30,049	26,683
Right-of-use assets (Note 10)	-	53,507	47,256
Total	95,245	140,782	120,920

	Thousands of U.S. dollars
	2018	2019	2020
Depreciation and amortization
Intangible assets (Note 6)	58,679	57,226	46,981
Property, plant and equipment (Note 9)	36,566	30,049	26,683
Right-of-use assets (Note 10)	-	53,507	47,256
Total	95,245	140,782	120,920

Disclosure of other operating expense [text block]
	Thousands of U.S. dollars
	2018	2019	2020
Other operating expenses
Services provided by third parties	202,543	156,868	106,526
Losses on disposal of fixed assets	817	352	316
Taxes other than income tax	10,038	9,494	11,610
Other management expenses	2,560	64	259
Total	215,958	166,778	118,711

Disclosure of finance income (cost) [text block]
	Thousands of U.S. dollars
	2018	2019	2020
Finance income
Interest from third parties and hyperinflationary adjustment in Argentina (a)	18,843	20,045	15,683
Total finance income	18,843	20,045	15,683
Finance costs
Interest accrued to third parties	(43,351)	(65,680)	(66,719)
Discounts to the present value of provisions and other liabilities	(2,261)	(2,405)	(3,574)
Total finance costs (b)	(45,612)	(68,085)	(70,293)

	Thousands of U.S. dollars
	2018	2019	2020
Finance income
Interest from third parties and hyperinflationary adjustment in Argentina (a)	18,843	20,045	15,683
Total finance income	18,843	20,045	15,683
Finance costs
Interest accrued to third parties	(43,351)	(65,680)	(66,719)
Discounts to the present value of provisions and other liabilities	(2,261)	(2,405)	(3,574)
Total finance costs (b)	(45,612)	(68,085)	(70,293)

Disclosure of effect of changes in foreign exchange rates [text block]
Thousands of U.S. dollars	2018
	Gains	Losses	Net
Foreign exchange gains/(losses)
Loans and receivables	2,928	(433)	2,495
Other financial transactions	19,432	(29,786)	(10,354)
Current transactions	43,845	(64,822)	(20,977)
Total	66,205	(95,041)	(28,836)

Thousands of U.S. dollars	2019
	Gains	Losses	Net
Foreign exchange gains/(losses)
Loans and receivables	1,822	261	2,083
Other financial transactions	15,634	(278)	15,356
Current transactions	194,611	(221,130)	(26,519)
Total	212,067	(221,147)	(9,080)

Thousands of U.S. dollars	2020
	Gains	Losses	Net
Foreign exchange gains/(losses)
Loans and receivables	6,805	(2,995)	3,810
Other financial transactions	16,385	(37,626)	(21,241)
Current transactions	32,607	(42,994)	(10,387)
Total	55,797	(83,615)	(27,818)

Thousands of U.S. dollars	2018
	Gains	Losses	Net
Foreign exchange gains/(losses)
Loans and receivables	2,928	(433)	2,495
Other financial transactions	19,432	(29,786)	(10,354)
Current transactions	43,845	(64,822)	(20,977)
Total	66,205	(95,041)	(28,836)

Thousands of U.S. dollars	2019
	Gains	Losses	Net
Foreign exchange gains/(losses)
Loans and receivables	1,822	261	2,083
Other financial transactions	15,634	(278)	15,356
Current transactions	194,611	(221,130)	(26,519)
Total	212,067	(221,147)	(9,080)

Thousands of U.S. dollars	2020
	Gains	Losses	Net
Foreign exchange gains/(losses)
Loans and receivables	6,805	(2,995)	3,810
Other financial transactions	16,385	(37,626)	(21,241)
Current transactions	32,607	(42,994)	(10,387)
Total	55,797	(83,615)	(27,818)

Third parties [member]
Disclosure of products and services [line items]
Disclosure of other operating expense [text block]
	Thousands of U.S. dollars
	2018	2019	2020
Services provided by third parties
Leases (*)	67,902	18,029	13,202
Installation and maintenance	24,290	25,586	23,775
Lawyers and law firms	7,743	4,734	3,157
Tax advisory services	179	218	14
Consultants	8,372	17,805	11,584
Audits and other related services	1,576	1,628	1,187
Studies and work performed	65	62	126
Other external professional services	43,404	44,070	24,779
Publicity, advertising and public relations	5,332	6,677	3,556
Insurance premiums	548	547	1,517
Travel expenses	6,979	6,021	1,631
Utilities	27,142	25,790	17,736
Banking and similar services	1,771	2,307	971
Other	7,240	3,394	3,291
TOTAL	202,543	156,868	106,526

Supplies [Member]
Disclosure of products and services [line items]
Disclosure of expenses [text block]
	Thousands of U.S. dollars
	2018	2019	2020
Supplies
Subcontracted services	10,630	16,044	25,994
Leases	13,856	15,097	14,678
Purchases of materials	2,919	3,061	4,266
Communications	19,460	13,718	11,488
Expenses with labor unions	1,051	1,951	797
Other	22,900	16,556	15,053
Total	70,816	66,427	72,276